LEASES AND SHIP CHARTERS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 5,915	$ 0
Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 5,915	$ 0